Related Party Transactions	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International, Inc. and the guarantors of the Senior Notes and the Senior Secured Credit Facilities.

The immediate parent of Holdings is UCI Holdings (No.1) Limited and the ultimate controlling entity is UCI Holdings (No.2) Limited. The ultimate sole shareholder of Holdings is Mr. Graeme Hart.

In addition to the related party transactions discussed below, from time to time, Holdings enters into other transactions with affiliates which are not material to Holdings or its affiliates.

During the three months ended March 31, 2015 and 2014, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Autoparts Holdings

•	Rank Group Limited (“Rank Group”)

•	UCI Holdings (No.2) Limited

The nature and amounts of the transactions entered into with these related parties are described further below.

	Transaction values		Balance outstanding as of
In millions	Three Months Ended March 31, 2015	Three Months Ended March 31, 2014	March 31, 2015	December 31, 2014
Related Party Receivables
Autoparts Holdings
Recharges (credit) of goods and services (a)	$2.4	$(1.6)	$0.7	$(3.9)
Joint services agreement	2.8	2.5	2.2	1.3
Sale of goods	14.8	14.3	19.0	23.6
Asset sales	—	0.3	0.7	0.4
Purchase of goods	(6.4)	(0.9)	(8.1)	(3.9)
State income taxes	—	—	(0.3)	(0.3)

			14.2	17.2
Related Party Payables
Autoparts Holdings
Purchase of goods	—	0.1	0.5	0.7
Rank Group
Recharges for professional services	1.0	—	2.7	1.7
UCI Holdings (No.2) Limited
Transfer of income tax losses (b)	0.5	—	0.5	—

			3.7	2.4

Long-Term Related Party Payables
Autoparts Holdings
Deferred income taxes	—	—	0.1	0.1

Unless otherwise disclosed below, the nature and terms of all related party transactions and repayment terms are the same as disclosed in Holdings’ annual financial statements for the year ended December 31, 2014.

(a)	During the three months ended March 31, 2015 and 2014, Holdings incurred recharges of $2.4 million and credits of $1.6 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group, business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharges of goods and services in the table are for Autoparts Holdings’ share of these costs.
(b)	During the three months ended March 31, 2015, Holdings received income tax losses in New Zealand from UCI Holdings (No.2) Limited. The balance is payable on normal trade terms.